SUPPLEMENTAL OIL AND GAS RESERVE INFORMATION (Unaudited) (Schedule of Estimated Quantities of Proved Oil and Gas Reserves) (Details)	6 Months Ended		9 Months Ended
	Jun. 30, 2013 Mcf		Dec. 31, 2012 Mcf
Reserve Quantities [Line Items]
Estimated proved reserves, beginning balance		[1]	[1]
Purchase of proved reserves	180	[1],[2]	[1]
Production		[1]	[1]
Estimated proved reserves, ending balance	180	[1]	[1]
Proved developed reserves	180
Proved undeveloped reserves
Oil [Member]
Reserve Quantities [Line Items]
Estimated proved reserves, beginning balance
Purchase of proved reserves	179	[2]
Production
Estimated proved reserves, ending balance	179
Proved developed reserves	179
Proved undeveloped reserves
Base pricing, before adjustments for contractual differentials ($/bbi WTI spot [WSJ]:	106.53
Natural Gas [Member]
Reserve Quantities [Line Items]
Estimated proved reserves, beginning balance
Purchase of proved reserves	10	[2]
Production
Estimated proved reserves, ending balance	10
Proved developed reserves	10
Proved undeveloped reserves
Base pricing, before adjustments for contractual differentials ($/mmbtu NYMEX):	4.08

[1]	Mboe is based on a ratio of 6 Mcf to 1 barrel.
[2]	Effective June 30, 2013, 37.5% WI in proved properties was acquired by Three Forks, Inc.